Schedule of gains on fair value changes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Gains On Fair Value Changes
Fair value gain on warrant liability (note 12)	$ 126,590
Fair value gain on royalty option liability (note 18.4)	75,000
Gains on fair value changes	$ 201,590